UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

97461-0414                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
February 28, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (21.2%)

             COMMON STOCKS (15.4%)

             CONSUMER DISCRETIONARY (1.1%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.3%)
     5,670   TRW Automotive Holdings Corp.*                           $      467
                                                                      ----------
             CABLE & SATELLITE (0.2%)
     5,550   Comcast Corp. "A"                                               287
                                                                      ----------
             DEPARTMENT STORES (0.1%)
     4,600   Kohl's Corp.                                                    258
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.1%)
     1,750   Lowe's Companies, Inc.                                           88
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
     1,180   Bed Bath & Beyond, Inc.*                                         80
                                                                      ----------
             MOVIES & ENTERTAINMENT (0.2%)
     3,800   Walt Disney Co.                                                 307
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     7,000   H&R Block, Inc.                                                 221
                                                                      ----------
             Total Consumer Discretionary                                  1,708
                                                                      ----------

             CONSUMER STAPLES (1.1%)
             -----------------------
             DRUG RETAIL (0.5%)
     6,150   CVS Caremark Corp.                                              450
     4,800   Walgreen Co.                                                    326
                                                                      ----------
                                                                             776
                                                                      ----------
             HOUSEHOLD PRODUCTS (0.1%)
     1,500   Procter & Gamble Co.                                            118
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
     5,010   Wal-Mart Stores, Inc.                                           374
                                                                      ----------
             TOBACCO (0.3%)
     5,010   Philip Morris International, Inc.                               406
                                                                      ----------
             Total Consumer Staples                                        1,674
                                                                      ----------
             ENERGY (1.7%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
     1,250   Chevron Corp.                                                   144
     9,510   Occidental Petroleum Corp.                                      918
                                                                      ----------
                                                                           1,062
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     8,150   Halliburton Co.                                                 465
                                                                      ----------

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1  | USAA Cornerstone Moderately Conservative Fund
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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     3,600   Anadarko Petroleum Corp.                                 $      303
     2,600   ConocoPhillips                                                  173
    11,000   Marathon Oil Corp.                                              368
                                                                      ----------
                                                                             844
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     2,900   Valero Energy Corp.                                             139
                                                                      ----------
             Total Energy                                                  2,510
                                                                      ----------
             FINANCIALS (2.5%)
             -----------------
             CONSUMER FINANCE (0.3%)
     6,320   Capital One Financial Corp.                                     464
                                                                      ----------
             DIVERSIFIED BANKS (0.2%)
     6,250   Wells Fargo & Co.                                               290
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
     5,000   Morgan Stanley                                                  154
                                                                      ----------
             LIFE & HEALTH INSURANCE (0.1%)
     3,800   MetLife, Inc.                                                   193
                                                                      ----------
             MULTI-LINE INSURANCE (0.1%)
     2,000   American International Group, Inc.                               99
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    12,610   Citigroup, Inc.                                                 613
     6,430   JPMorgan Chase & Co.                                            366
                                                                      ----------
                                                                             979
                                                                      ----------
             REGIONAL BANKS (0.7%)
    10,150   BB&T Corp.                                                      384
     3,450   CIT Group, Inc.                                                 168
     5,100   PNC Financial Services Group, Inc.                              417
                                                                      ----------
                                                                             969
                                                                      ----------
             SPECIALIZED FINANCE (0.3%)
     2,300   CME Group, Inc.                                                 170
     1,660   IntercontinentalExchange Group, Inc.                            346
                                                                      ----------
                                                                             516
                                                                      ----------
             Total Financials                                              3,664
                                                                      ----------
             HEALTH CARE (3.2%)
             ------------------
             BIOTECHNOLOGY (1.0%)
    16,950   Gilead Sciences, Inc.*                                        1,403
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
     8,590   Cardinal Health, Inc.                                           614
                                                                      ----------
             HEALTH CARE EQUIPMENT (0.1%)
     3,000   Medtronic, Inc.                                                 178
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
     1,480   Thermo Fisher Scientific, Inc.                                  184
                                                                      ----------
             MANAGED HEALTH CARE (0.1%)
     1,360   UnitedHealth Group, Inc.                                        105
                                                                      ----------
             PHARMACEUTICALS (1.5%)
    13,600   AbbVie, Inc.                                                    692
     2,000   Allergan, Inc.                                                  254
     6,700   Johnson & Johnson                                               617
     2,500   Merck & Co., Inc.                                               143

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                                                   Portfolio of Investments |  2

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    16,300   Pfizer, Inc.                                             $      524
                                                                      ----------
                                                                           2,230
                                                                      ----------
             Total Health Care                                             4,714
                                                                      ----------
             INDUSTRIALS (1.5%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
     2,200   Raytheon Co.                                                    216
    12,100   Spirit AeroSystems Holdings, Inc. "A"*                          349
     1,370   United Technologies Corp.                                       160
                                                                      ----------
                                                                             725
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.1%)
     2,370   United Parcel Service, Inc. "B"                                 227
                                                                      ----------
             AIRLINES (0.2%)
     5,100   United Continental Holdings, Inc.*                              229
                                                                      ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     3,000   Republic Services, Inc.                                         102
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    36,100   General Electric Co.                                            920
                                                                      ----------
             Total Industrials                                             2,203
                                                                      ----------

             INFORMATION TECHNOLOGY (3.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
     2,600   Adobe Systems, Inc.*                                            179
     3,300   Citrix Systems, Inc.*                                           198
                                                                      ----------
                                                                             377
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (0.3%)
    17,363   Cisco Systems, Inc.                                             379
                                                                      ----------
             COMPUTER HARDWARE (0.8%)
     1,110   Apple, Inc.                                                     584
    21,800   Hewlett-Packard Co.                                             652
                                                                      ----------
                                                                           1,236
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
     7,400   SanDisk Corp.                                                   550
     6,100   Seagate Technology plc                                          318
                                                                      ----------
                                                                             868
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     2,050   Visa, Inc. "A"                                                  463
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (0.5%)
     2,800   Facebook, Inc. "A"*                                             192
       410   Google, Inc. "A"*                                               498
                                                                      ----------
                                                                             690
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     7,500   Applied Materials, Inc.                                         142
                                                                      ----------
             SEMICONDUCTORS (0.5%)
     8,600   Broadcom Corp. "A"                                              256
    15,200   Intel Corp.                                                     376
     2,500   Texas Instruments, Inc.                                         112
                                                                      ----------
                                                                             744
                                                                      ----------
             SYSTEMS SOFTWARE (0.5%)
    17,400   Microsoft Corp.                                                 666

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3  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
     3,800   Oracle Corp.                                                      $      149
                                                                               ----------
                                                                                      815
                                                                               ----------
             Total Information Technology                                           5,714
                                                                               ----------

             MATERIALS (0.1%)
             ----------------
             PAPER PRODUCTS (0.1%)
     2,500   International Paper Co.                                                  122
                                                                               ----------

             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     9,100   CenturyLink, Inc.                                                        285
     5,051   Verizon Communications, Inc.                                             240
                                                                               ----------
             Total Telecommunication Services                                         525
                                                                               ----------
             Total Common Stocks (cost: $19,470)                                   22,834
                                                                               ----------

             PREFERRED STOCKS (2.4%)

             CONSUMER STAPLES (1.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (1.3%)
    32,000   CHS, Inc., Series B, 7.88%, cumulative redeemable,
                perpetual                                                             884
    10,000   Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(a)                                            1,080
                                                                               ----------
             Total Consumer Staples                                                 1,964
                                                                               ----------

             ENERGY (0.0%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        50   Kinder Morgan G.P., Inc., 4.16%, cumulative redeemable(a)                 46
                                                                               ----------

             FINANCIALS (1.1%)
             -----------------
             REGIONAL BANKS (0.7%)
     1,000   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                1,028
                                                                               ----------

             REITs - Office (0.4%)
    13,000   CommonWealth REIT, 6.50%, perpetual                                      303
    12,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable,
                perpetual                                                             288
                                                                               ----------
                                                                                      591
                                                                               ----------
             Total Financials                                                       1,619
                                                                               ----------
             Total Preferred Stocks (cost: $3,523)                                  3,629
                                                                               ----------

             EXCHANGE-TRADED FUNDS (3.4%)
     8,349   EGShares Emerging Markets Consumer ETF                                   213
    14,433   iShares Core S&P Mid-Cap ETF                                           1,983
    25,680   iShares Core S&P Small-Cap ETF                                         2,818
                                                                               ----------
             Total Exchange-Traded Funds (cost: $4,188)                             5,014
                                                                               ----------
             Total U.S. Equity Securities (cost: $27,181)                          31,477
                                                                               ----------

             INTERNATIONAL EQUITY SECURITIES (21.0%)

             COMMON STOCKS (3.2%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.1%)
     2,400   Magna International, Inc.                                                214
                                                                               ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     6,900   Carnival Corp.                                                           273
                                                                               ----------

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                                                   Portfolio of Investments |  4

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
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             SPECIALTY STORES (0.1%)
     1,600   Signet Jewelers Ltd.                                              $      153
                                                                               ----------
             Total Consumer Discretionary                                             640
                                                                               ----------

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
     3,400   Unilever N.V.                                                            135
                                                                               ----------
             ENERGY (0.4%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
     2,000   Royal Dutch Shell plc ADR                                                146
                                                                               ----------
             OIL & GAS DRILLING (0.1%)
     4,630   Transocean Ltd.                                                          196
                                                                               ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,700   Schlumberger Ltd.                                                        251
                                                                               ----------
             Total Energy                                                             593
                                                                               ----------
             FINANCIALS (0.2%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
     4,800   HSBC Holdings plc ADR                                                    253
                                                                               ----------
             HEALTH CARE (0.2%)
             ------------------
             PHARMACEUTICALS (0.2%)
     3,300   Novartis AG ADR                                                          275
                                                                               ----------
             INDUSTRIALS (0.7%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     8,050   Eaton Corp. plc                                                          601
                                                                               ----------
             RAILROADS (0.3%)
     2,940   Canadian Pacific Railway Ltd.                                            462
                                                                               ----------
             Total Industrials                                                      1,063
                                                                               ----------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             SEMICONDUCTORS (0.5%)
    12,761   NXP Semiconductors N.V.*                                                 718
                                                                               ----------
             MATERIALS (0.5%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
     2,700   LyondellBasell Industries N.V. "A"                                       238
                                                                               ----------
             DIVERSIFIED METALS & MINING (0.2%)
     6,000   Rio Tinto plc ADR                                                        343
                                                                               ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     4,500   Potash Corp. of Saskatchewan, Inc.                                       150
                                                                               ----------
             Total Materials                                                          731
                                                                               ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     4,100   Rogers Communications, Inc. "B"                                          158
     4,255   Vodafone Group plc ADR                                                   177
                                                                               ----------
             Total Telecommunication Services                                         335
                                                                               ----------
             Total Common Stocks (cost: $4,148)                                     4,743
                                                                               ----------

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5  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS (17.8%)
    73,890   iShares Core MSCI EAFE ETF                                                $    4,532
    98,683   iShares Core MSCI Emerging Markets ETF                                         4,676
   132,222   iShares MSCI EAFE ETF                                                          8,918
    52,333   iShares MSCI Germany ETF                                                       1,660
    69,343   iShares MSCI Hong Kong ETF                                                     1,399
     6,310   iShares MSCI Indonesia ETF                                                       161
     8,497   iShares MSCI Malaysia ETF                                                        130
     3,730   iShares MSCI Philippines ETF                                                     128
     4,634   iShares MSCI South Korea Capped ETF                                              283
     7,589   iShares MSCI Turkey ETF                                                          324
   166,478   iShares MSCI United Kingdom ETF                                                3,539
     3,196   SPDR S&P Emerging Markets SmallCap ETF                                           147
     4,921   WisdomTree Emerging Markets Equity Income Fund                                   234
     5,259   WisdomTree Emerging Markets SmallCap Dividend Fund                               238
    12,742   WisdomTree India Earnings Fund                                                   215
                                                                                       ----------
             Total Exchange-Traded Funds (cost: $24,255)                                   26,584
                                                                                       ----------
             Total International Equity Securities(cost: $28,403)                          31,327
                                                                                       ----------

             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.2%)

             EXCHANGE-TRADED FUNDS (1.2%)
    33,300   Market Vectors Gold Miners ETF                                                   862
     7,000   SPDR Gold Shares*                                                                893
                                                                                       ----------
             Total Exchange-Traded Funds                                                    1,755
                                                                                       ----------
             Total Precious Metals and Commodity - Related
                Securities (cost: $2,348)                                                   1,755
                                                                                       ----------

PRINCIPAL
AMOUNT                                                  COUPON
(000)                                                     RATE         MATURITY
-------------------------------------------------------------------------------------------------
             BONDS (43.3%)

             CORPORATE OBLIGATIONS (21.8%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             PUBLISHING (0.1%)
$      100   McGraw-Hill Global Education Holdings,
                LLC (a)                                   9.75%       4/01/2021               111
                                                                                       ----------
             ENERGY (3.7%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
       100   Alta Mesa Holdings, LP                       9.63       10/15/2018               108
       100   Fieldwood Energy, LLC (b)                    8.38        9/30/2020               104
       100   Forest Oil Corp.                             7.25        6/15/2019                86
       100   Halcon Resources Corp. (a)                   9.25        2/15/2022               103

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                   COUPON                               VALUE
(000)        SECURITY                                      RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------
$      100   Midstates Petroleum Co., Inc. & Midstates
                Petroleum Co., LLC                          9.25%       6/01/2021        $      106
       100   Penn Virginia Corp.                            8.50        5/01/2020               110
       100   Quicksilver Resources, Inc. (b)                7.00        6/21/2019               100
        50   Rex Energy Corp.                               8.88       12/01/2020                56
       100   Sabine Oil & Gas, LLC (b)                      8.75       12/31/2018               102
        50   Samson Investment Co. (b)                      5.00        9/25/2018                51
                                                                                         ----------
                                                                                                926
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.1%)
        50   Northern Tier Energy, LLC & Northern Tier
                Finance Corp.                               7.13       11/15/2020                54
                                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.0%)
     1,150   DCP Midstream, LLC (a)                         5.85        5/21/2043             1,084
       500   Enbridge Energy Partners, LP                   8.05       10/01/2037               564
       950   Energy Transfer Partners, LP                   3.26 (c)   11/01/2066               874
     1,000   Enterprise Products Operating, LLC             7.00        6/01/2067             1,043
       100   Martin Midstream Partners, LP                  7.25        2/15/2021               105
        23   NuStar Logistics, LP                           7.63        1/15/2043               621
       200   Southern Union Co.                             3.26 (c)   11/01/2066               164
                                                                                         ----------
                                                                                              4,455
                                                                                         ----------
             Total Energy                                                                     5,435
                                                                                         ----------
             FINANCIALS (13.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     1,500   State Street Capital Trust IV                  1.23 (c)    6/01/2077             1,178
       100   Walter Investment Management Corp. (a)         7.88       12/15/2021               101
                                                                                         ----------
             Total Asset Management & Custody Banks                                           1,279
                                                                                         ----------
             CONSUMER FINANCE (0.7%)
       900   American Express Co. (d)                       6.80        9/01/2066               982
                                                                                         ----------
             LIFE & HEALTH INSURANCE (3.7%)
        27   Delphi Financial Group, Inc.                   7.38        5/15/2037               684
     1,000   Lincoln National Corp.                         7.00        5/17/2066             1,025
       800   MetLife, Inc. (d)                              6.40       12/15/2036               838
       800   Principal Financial Global Fund, LLC           0.76 (c)    1/10/2031               705
     1,000   Prudential Financial, Inc. (d)                 5.63        6/15/2043             1,038
     1,250   StanCorp Financial Group, Inc.                 6.90        6/01/2067             1,262
                                                                                         ----------
                                                                                              5,552
                                                                                         ----------
             MULTI-LINE INSURANCE (2.4%)
       750   Genworth Holdings, Inc.                        6.15       11/15/2066               693
     1,100   Glen Meadow Pass-Through Trust (a)             6.51        2/12/2067             1,081
     1,100   Nationwide Mutual Insurance Co. (a)            5.81       12/15/2024             1,131
       600   ZFS Finance USA Trust V (a)                    6.50        5/09/2037               648
                                                                                         ----------
                                                                                              3,553
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
     1,000   GE Capital Trust I                             6.38       11/15/2067             1,109
       150   General Electric Capital Corp. (d)             6.38       11/15/2067               167
        75   ILFC E-Capital Trust I (a)                     5.46 (c)   12/21/2065                70
     1,000   JPMorgan Chase Capital XXI                     1.19 (c)    2/02/2037               760
                                                                                         ----------
                                                                                              2,106
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (2.5%)
     1,000   Allstate Corp.                                 5.75        8/15/2053             1,042
     1,000   AmTrust Financial Services, Inc. (a)           6.13        8/15/2023             1,005
       750   HSB Group, Inc.                                1.15 (c)    7/15/2027               581
       600   Ironshore Holdings, Inc. (a)                   8.50        5/15/2020               701
       300   Progressive Corp.                              6.70        6/15/2037               334
                                                                                         ----------
                                                                                              3,663
                                                                                         ----------

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7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                   COUPON                               VALUE
(000)        SECURITY                                      RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------
             Regional Banks (1.6%)
$       30   Citizens Funding Trust I                        7.50%      9/15/2066        $      770
       100   First Maryland Capital Trust I                  1.24 (c)   1/15/2027                84
       500   Fulton Capital Trust I                          6.29       2/01/2036               449
       200   Regions Financial Corp.                         7.75      11/10/2014               210
     1,000   Suntrust Capital I                              0.91 (c)   5/15/2027               820
                                                                                         ----------
                                                                                              2,333
                                                                                         ----------
             Total Financials                                                                19,468
                                                                                         ----------
             INDUSTRIALS (0.9%)
             ------------------
             AEROSPACE & DEFENSE (0.6%)
     1,098   Textron Financial Corp. (a)                     6.00       2/15/2067               991
                                                                                         ----------
             AIRLINES (0.2%)
       285   Continental Airlines, Inc. "B" Pass-Through
                   Trust                                     6.25       4/11/2020               302
                                                                                         ----------
             TRUCKING (0.1%)
       100   YRC Worldwide, Inc. (b)                         8.00       2/12/2019               100
                                                                                         ----------
             Total Industrials                                                                1,393
                                                                                         ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
        20   Qwest Corp.                                     7.50       9/15/2051               523
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       100   Sprint Corp. (a)                                7.13       6/15/2024               105
                                                                                         ----------
             Total Telecommunication Services                                                   628
                                                                                         ----------
             UTILITIES (3.6%)
             ----------------
             ELECTRIC UTILITIES (1.6%)
       600   Enel S.p.A. (a)                                 8.75       9/24/2073               671
       500   NextEra Energy Capital Holdings, Inc.           6.35      10/01/2066               494
       324   NextEra Energy Capital Holdings, Inc.           6.65       6/15/2067               327
       300   NextEra Energy Capital Holdings, Inc.           7.30       9/01/2067               330
       450   PPL Capital Funding, Inc.                       6.70       3/30/2067               451
       125   Texas Competitive Electric Holdings Co.,
                LLC (b)                                      4.74      10/10/2017                87
                                                                                         ----------
                                                                                              2,360
                                                                                         ----------
             MULTI-UTILITIES (2.0%)
       390   Dominion Resources, Inc. (d)                    7.50       6/30/2066               424
       600   Dominion Resources, Inc.                        2.55 (c)   9/30/2066               558
     1,000   Integrys Energy Group, Inc.                     6.11      12/01/2066             1,002
     1,000   Puget Sound Energy, Inc.                        6.97       6/01/2067             1,020
                                                                                         ----------
                                                                                              3,004
                                                                                         ----------
             Total Utilities                                                                  5,364
                                                                                         ----------
             Total Corporate Obligations (cost: $31,626)                                     32,399
                                                                                         ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (8.8%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
       200   JBS S.A.                                       10.50       8/04/2016               226
                                                                                         ----------
             ENERGY (0.6%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
       900   TransCanada Pipelines Ltd.                      6.35       5/15/2067               934
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                   COUPON                               VALUE
(000)        SECURITY                                      RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------
             FINANCIALS (4.5%)
             -----------------
             DIVERSIFIED BANKS (1.9%)
$      400   Barclays Bank plc                              0.69% (c)           -(e)     $      266
       400   Barclays Bank plc (d)                          0.69 (c)            -(e)            267
        50   Barclays Bank plc (a)                          7.70                -(e)             55
       400   Compass Bank (d)                               6.40       10/01/2017               446
       200   HSBC Bank plc                                  0.60 (c)            -(e)            135
     1,400   HSBC Bank plc (d)                              0.69 (c)            -(e)            950
       100   Lloyds Bank plc                                0.43 (c)            -(e)             67
     1,000   Lloyds Bank plc                                0.63 (c)            -(e)            675
                                                                                         ----------
                                                                                              2,861
                                                                                         ----------
             LIFE & HEALTH INSURANCE (0.7%)
     1,000   Great-West Life & Annuity Insurance Capital,
                LP (a)                                      7.15        5/16/2046             1,035
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
     1,350   Oil Insurance Ltd. (a)                         3.23 (c)            -(e)          1,247
       750   QBE Capital Funding III Ltd. (a)               7.25        5/24/2041               783
                                                                                         ----------
                                                                                              2,030
                                                                                         ----------
             REINSURANCE (0.5%)
       200   Platinum Underwriters Finance, Inc.            7.50        6/01/2017               227
       500   Swiss Re Capital I, LP (a)                     6.85                -(e)            539
                                                                                         ----------
                                                                                                766
                                                                                         ----------
             Total Financials                                                                 6,692
                                                                                         ----------
             INDUSTRIALS (0.5%)
             ------------------
             AIRLINES (0.1%)
       100   Air Canada "C" Pass-Through Trust (a)          6.63        5/15/2018               103
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.3%)
       500   Hutchison Whampoa International Ltd. (a)       6.00                 -(e)           530
                                                                                         ----------
             MARINE (0.1%)
       100   Navios Maritime Holdings, Inc. (a)             7.38        1/15/2022               104
                                                                                         ----------
             Total Industrials                                                                  737
                                                                                         ----------
             MATERIALS (2.5%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
       800   Braskem Finance Ltd.                           6.45        2/03/2024               814
                                                                                         ----------
             CONSTRUCTION MATERIALS (0.0%)
        50   Cemex Espana Luxembourg (a)                    9.88        4/30/2019                58
                                                                                         ----------
             DIVERSIFIED METALS & MINING (0.1%)
       100   Vedanta Resources plc (a)                      6.00        1/31/2019                99
                                                                                         ----------
             GOLD (1.9%)
       750   Kinross Gold Corp. (a),(f)                     5.95        3/15/2024               753
     1,100   Newcrest Finance Pty Ltd. (a)                  4.45       11/15/2021               991
     1,200   St. Barbara Ltd. (a)                           8.88        4/15/2018             1,014
                                                                                         ----------
             Total Gold                                                                       2,758
                                                                                         ----------
             Total Materials                                                                  3,729
                                                                                         ----------

             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        50   Altice Financing S.A. (a)                      7.88       12/15/2019                55
       150   NII International Telecom SCA (a)              7.88        8/15/2019               105
                                                                                         ----------
                                                                                                160
                                                                                         ----------

================================================================================

9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                   COUPON                               VALUE
(000)        SECURITY                                      RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------
             UTILITIES (0.5%)
             ----------------

             ELECTRIC UTILITIES (0.5%)
$      700   Electricite De France S.A.(a)                  1.05%               -(e)     $      707
                                                                                         ----------
             Total Eurodollar and Yankee Obligations (cost: $12,484)                         13,185
                                                                                         ----------

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)

             FINANCIALS (0.8%)
             -----------------
             ASSET-BACKED FINANCING (0.8%)
       106   Sequoia Mortgage Trust                         1.05        9/20/2033                93
     1,241   Structured Asset Mortgage Investments, Inc.    0.65        7/19/2035             1,107
                                                                                         ----------
             Total Financials                                                                 1,200
                                                                                         ----------
             Total Collateralized Mortgage Obligations (cost: $1,192)                         1,200
                                                                                         ----------

             COMMERCIAL MORTGAGE SECURITIES (6.5%)

             FINANCIALS (6.5%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (6.5%)
       299   Banc of America Commercial Mortgage, Inc.      4.77        7/10/2043               300
       400   Banc of America Commercial Mortgage, Inc. (d)  5.85        7/10/2044               419
       100   Banc of America Commercial Mortgage, Inc.      5.42       10/10/2045               101
       357   Banc of America Commercial Mortgage, Inc. (a)  5.54        9/10/2047               372
       800   Banc of America Commercial Mortgage, Inc.      6.29        2/10/2051               856
        50   Bear Stearns Commercial Mortgage Securities,
                Inc.                                        5.49       12/11/2040                47
       400   Bear Stearns Commercial Mortgage Securities,
                Inc. (d)                                    4.75        6/11/2041               415
       100   Bear Stearns Commercial Mortgage Securities,
                Inc. (a)                                    5.66        9/11/2041                99
        50   Bear Stearns Commercial Mortgage Securities,
                Inc.                                        5.60       10/12/2041                47
       450   Citigroup Commercial Mortgage Trust            5.78        3/15/2049               469
       850   Credit Suisse Commercial Mortgage Pass-
                Through Trust                               0.34        2/15/2040               730
       750   GE Capital Commercial Mortgage Corp.           5.28        3/10/2044               740
       100   GE Capital Commercial Mortgage Corp.           5.31       11/10/2045                99
        50   GE Capital Commercial Mortgage Corp.           5.61       12/10/2049                52
       400   GMAC Commercial Mortgage Securities, Inc.      4.97       12/10/2041               406
     1,075   GS Mortgage Securities Corp. II                5.58        4/10/2038             1,100
        50   GS Mortgage Securities Corp. II                5.99        8/10/2038                50
     1,000   GS Mortgage Securities Corp. II                4.78        7/10/2039             1,027
       300   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                            5.37        5/15/2047               317
       300   LB-UBS Commercial Mortgage Trust               5.38       11/15/2038               327
        50   LB-UBS Commercial Mortgage Trust               5.28        2/15/2041                51
       400   Merrill Lynch Mortgage Trust                   5.14        7/12/2038               417
        50   Morgan Stanley Capital I, Inc.                 5.50        3/12/2044                52
     1,000   Wachovia Bank Commercial Mortgage Trust        5.72        5/15/2043             1,059
       100   Wachovia Bank Commercial Mortgage Trust (a)    4.99        5/15/2044                96
                                                                                         ----------
             Total Financials                                                                 9,648
                                                                                         ----------
             Total Commercial Mortgage Securities (cost: $9,254)                              9,648
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                   COUPON                               VALUE
(000)        SECURITY                                      RATE          MATURITY             (000)
---------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (5.4%)

             NOTES (5.4%)
$      965   1.63%, 8/15/2022                                                            $      904
     1,315   1.63%, 11/15/2022                                                                1,225
     1,906   1.75%, 5/15/2022                                                                 1,814
       500   1.75%, 5/15/2023                                                                   466
       618   2.00%, 2/15/2023                                                                   591
     2,000   2.75%, 11/15/2023                                                                2,021
     1,000   2.75%, 2/15/2024                                                                 1,008
                                                                                         ----------
             Total Notes                                                                      8,029
                                                                                         ----------
             Total U.S. Treasury Securities (cost: $8,223)                                    8,029
                                                                                         ----------
             Total Bonds (cost: $62,779)                                                     64,461
                                                                                         ----------

NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (12.9%)

             MONEY MARKET FUNDS (12.9%)
19,128,734   State Street Institutional Liquid Reserve Fund, 0.07% (g)(cost:  $19,129)       19,129
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $139,840)                                          $  148,149
                                                                                         ==========

NUMBER OF
CONTRACTS
---------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
       568   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 65                      140
       343   Put - iShares MSCI Emerging Markets ETF expiring June 21, 2014 at 38                47
        43   Put - S&P 500 Index expiring June 21, 2014 at 1650                                  57
                                                                                         ----------

             TOTAL PURCHASED OPTIONS (COST: $276)                                        $      244
                                                                                         ==========

             WRITTEN OPTIONS (0.1%)
      (568)  Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 60                      (72)
       (43)  Put - S&P 500 Index expiring June 21, 2014 at 1550                                 (30)
                                                                                         ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $116)                             $     (102)
                                                                                         ==========

================================================================================

11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------

                                           (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                         QUOTED PRICES         OTHER            SIGNIFICANT
                                           IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                            MARKETS         OBSERVABLE            INPUTS
                                         FOR IDENTICAL        INPUTS
ASSETS                                      ASSETS                                                      TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                        $       22,834      $        --         $        --       $    22,834
   Preferred Stocks                                303            3,326                  --             3,629
   Exchange-Traded Funds                         5,014               --                  --             5,014
International Equity Securities:
   Common Stocks                                 4,743               --                  --             4,743
   Exchange-Traded Funds                        26,584               --                  --            26,584
Precious Metals and Commodity-Related
Securities:
   Exchange-Traded Funds                         1,755               --                  --             1,755
Bonds:
   Corporate Obligations                            --           32,399                  --            32,399
   Eurodollar and Yankee Obligations                --           13,185                  --            13,185
   Collateralized Mortgage Obligations              --            1,200                  --             1,200
   Commercial Mortgage Securities                   --            9,648                  --             9,648
   U.S. Treasury Securities                      8,029               --                  --             8,029
Money Market Instruments:
   Money Market Funds                           19,129               --                  --            19,129
Purchased Options                                  244               --                  --               244
-------------------------------------------------------------------------------------------------------------
Total                                   $       88,635      $    59,758         $        --       $   148,393
-------------------------------------------------------------------------------------------------------------

                                           (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                         QUOTED PRICES         OTHER            SIGNIFICANT
                                           IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                            MARKETS         OBSERVABLE            INPUTS
                                         FOR IDENTICAL        INPUTS
LIABILITIES                               LIABILITIES                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
Written Options                         $        (102)      $        --         $        --       $      (102)
-------------------------------------------------------------------------------------------------------------
Total                                   $        (102)      $        --         $        --       $      (102)
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Moderately Conservative Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held during the nine-month period ended February 28, 2014, did not include master netting provisions.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.

================================================================================

15  | USAA Cornerstone Moderately Conservative Fund

================================================================================

Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of February 28, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $747,000; all of which were when-issued securities.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

E. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $10,143,000 and $1,866,000, respectively, resulting in net unrealized appreciation of $8,277,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $148,758,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 29.7% of net assets as February 28, 2014.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT      Real estate investment trust

================================================================================

17  | USAA Cornerstone Moderately Conservative Fund

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2014.
(d) At February 28, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At February 28, 2014, the aggregate market value of securities purchased on a when-issued basis was $753,000.
(g) Rate represents the money market fund annualized seven-day yield at February 28, 2014.

*     Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/28/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/24/2014
         ------------------------------